Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred revenue [Abstract]
Online games	$ 11,041	¥ 71,524	¥ 41,411